Impairment of Long-Lived Assets and Other Lease Charges (Tables)	12 Months Ended
Jan. 03, 2021
Restructuring and Related Activities [Abstract]
Impairment of Long-Lived Assets
A summary of impairment on long-lived assets and other lease charges (recoveries) is as follows:

	Year Ended
	January 3, 2021	December 29, 2019	December 30, 2018
Impairment of long-lived assets	$7,318	$775	$13,094
Other lease charges (recoveries)	705	(760)	493
	$8,023	$15	$13,587

Other Lease Charges (Recoveries)
A summary of impairment on long-lived assets and other lease charges (recoveries) is as follows:

	Year Ended
	January 3, 2021	December 29, 2019	December 30, 2018
Impairment of long-lived assets	$7,318	$775	$13,094
Other lease charges (recoveries)	705	(760)	493
	$8,023	$15	$13,587